Organization and Principal Activities - Schedule of Significant Subsidiaries (Details) - Subsidiaries [Member]	6 Months Ended
Mar. 31, 2025
Alpha Mind Technology Limited (“Alpha Mind BVI”) [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	Apr. 17, 2023
Place of incorporation	BVI
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Alpha Mind Technology Limited (“Alpha Mind HK”) [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	Oct. 19, 2021
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Topone Consultants Limited (“Topone”) [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	Feb. 21, 1995
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (“Alpha Mind WFOE”) [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	Aug. 02, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Huaming Insurance [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	Mar. 07, 2014
Place of incorporation	PRC
Principal activities	Insurance agency and insurance technology businesses
Description of legal/beneficial ownership by the Company	VIE of Alpha Mind WFOE
Huaming Yunbao [Member]
Schedule of Significant Subsidiaries [Line Items]
Date of incorporation	May 08, 2015
Place of incorporation	PRC
Principal activities	Insurance agency and insurance technology businesses
Description of legal/beneficial ownership by the Company	VIE of Alpha Mind WFOE